FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Nov. 19, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value	$ 17,272,871		$ 18,252,772		$ 22,661,504
Derivatives (recurring)	4,400,001		1,933,501				1,883,109
Loss on derivative liability	2,466,500		50,392
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value		[1]		[1]		[2]
Derivatives (recurring)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value		[1]		[1]		[2]
Derivatives (recurring)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in sales-type leases - net, Carrying Value	17,272,871	[1]	18,252,772	[1]	22,661,504	[2]
Derivatives (recurring)	$ 4,400,001		$ 1,933,501

[1]	The fair value of finance receivables is estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This valuation is a type 3 indicator.
[2]	The fair value of finance receivables is estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This valuation is a type 3 indicator.